Organization (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization [Line Items]
Service fee, rate	100.00%
Exercise of equity option (in Yuan Renminbi per share)	¥ 1
Capital contributions		¥ 146.9
Transferred repayment of loans		92.7
Wholly-Owned Foreign Enterprise [Member]
Organization [Line Items]
Transferred repayment of loans	¥ 17.6	36.8	¥ 32.0
VIE [Member]
Organization [Line Items]
Transferred repayment of loans	¥ 25.6	¥ 32.9	¥ 32.7